STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

December 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:
Post Effective Amendment No. 29 to the Registration Statement on Form N-1A for the  Presidio Multi-Strategy Fund (the “Fund”), a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 29 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 33 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).  The Amendment, which is being filed pursuant to (1) the 1933 Act and Rule 485(a) thereunder, (2) the 1940 Act, and (3) Regulation S-T, is being filed for the purpose of conforming the Trust’s Registration Statement to the new requirements of Form N-1A, including those requirements relating to the summary prospectus.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

cc:	Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303